Operating costs and other operating income - Impairment of the cell therapy business (Details) - EUR (€)		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		€ 228,112,000
Full impairment of goodwill		69,404,000
Cell Therapy Business Associated Assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		228,100,000
Full impairment of goodwill		69,400,000
Full impairment of intangible assets	€ 132,000,000	132,000,000
Partial impairment of property, plant and equipment		€ 26,700,000